Note 18 - Fair Value of Financial Instruments (Tables)	12 Months Ended
Oct. 31, 2022
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
(thousands of Canadian dollars)
	2022		2021

	Book Value	Fair Value	Book Value	Fair Value

Assets
Cash	$88,581	$88,581	$271,523	$271,523
Securities	141,564	141,564	-	-
Loans	2,992,678	2,963,676	2,103,050	2,118,636
Other financial assets	953	953	953	953

Liabilities
Deposits	$2,657,540	$2,561,421	$1,853,204	$1,860,332
Subordinated notes payable	104,951	107,368	95,272	97,910
Other financial liabilities	146,249	146,249	130,657	130,657